SHARE-BASED COMPENSATION - Restricted Share Units and Employee ownership plan (Details) ¥ / shares in Units, ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares
Weighted Average Grant Date Fair Value
Total compensation cost recognized | ¥		¥ 157,384		¥ 145,593		¥ 75,695
Restricted share units
SHARE-BASED COMPENSATION
Contractual term of options granted		10 years
Vesting period		4 years
Number of Restricted Share Units
Beginning balance		2,385,789
Granted		552,274
Forfeited		(308,422)
Vested		(837,238)		(894,988)		(638,052)
Ending balance	1,792,403	1,792,403		2,385,789
Weighted Average Grant Date Fair Value
Beginning balance | $ / shares			$ 4.27
Granted (in dollars per share) | $ / shares			1.26		$ 5.27		$ 3.28
Forfeited | $ / shares			4.48
Vested | $ / shares			4.23
Ending balance | $ / shares			$ 3.33		$ 4.27
Aggregate intrinsic value of share units exercised | ¥		¥ 17,072		¥ 20,167		¥ 30,544
Total fair value of restricted share units vested | ¥		23,921		22,395		17,107
Total compensation cost recognized | ¥		22,410		¥ 25,711		¥ 21,280
Unrecognized compensation expense | ¥	¥ 26,782	¥ 26,782	$ 26,782
Weighted average period of unvested share options		1 year 7 months 6 days
Restricted share units | First year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)		25.00%
Employee ownership plan of 1 Pharmacy Technology
Number of Restricted Share Units
Beginning balance		31,647,637
Granted		3,497,214
Forfeited		(3,573,665)
Ending balance	31,571,186	31,571,186		31,647,637
Weighted Average Grant Date Fair Value
Beginning balance | ¥ / shares		¥ 14.12
Granted (in dollars per share) | ¥ / shares		13.50		¥ 13.74		¥ 14.19
Forfeited | ¥ / shares		14.06
Ending balance | ¥ / shares	¥ 14.06	¥ 14.06		¥ 14.12
Weighted average remaining contractual term, outstanding (in years)		2 years 25 days		2 years 11 months 8 days
Aggregate intrinsic value | ¥	¥ 427,158	¥ 427,158	$ 427,158	¥ 395,595	$ 395,595
Total fair value of restricted share units vested | ¥		32,500
Total compensation cost recognized | ¥	¥ 0	¥ 87,218		¥ 93,649		¥ 16,642
Weighted average period of unvested share options		2 years 25 days